POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 8, 2014 TO THE PROSPECTUS

DATED FEBRUARY 28, 2014 OF:

PowerShares KBW Bank Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares KBW Capital Markets Portfolio

PowerShares KBW Insurance Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares NYSE Century Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P 500® High Dividend Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P International Developed High Beta Portfolio

PowerShares S&P Emerging Markets High Beta Portfolio

PowerShares S&P MidCap Low Volatility Portfolio

PowerShares S&P SmallCap Low Volatility Portfolio

PowerShares DWA SmallCap Momentum Portfolio

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Effective immediately, the table in the section titled “PowerShares S&P International Developed Low Volatility Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2013” on page 39 is deleted and replaced with the following:

	1 Year	Since Inception (01/13/12)
Return Before Taxes	15.92%	15.93%
Return After Taxes on Distributions	15.35%	15.37%
Return After Taxes on Distributions and Sale of Fund Shares	9.67%	12.42%
S&P BMI International Developed Low Volatility IndexTM (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	16.66%	16.17%
MSCI EAFE® Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	22.78%	20.28%

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Effective immediately, the table in the section titled “PowerShares S&P Emerging Markets Low Volatility Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2013” on page 43 is deleted and replaced with the following:

	1 Year	Since Inception (01/13/12)
Return Before Taxes	(1.15)%	7.71%
Return After Taxes on Distributions	(1.40)%	7.48%
Return After Taxes on Distributions and Sale of Fund Shares	0.00%	6.09%
S&P BMI Emerging Markets Low Volatility IndexTM (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	(0.16)%	9.01%
MSCI Emerging Markets IndexSM (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	(2.60)%	5.31%

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Effective immediately, the table in the section titled “PowerShares S&P International Developed High Beta Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2013” on page 46 is deleted and replaced with the following:

	1 Year	Since Inception (02/24/12)
Return Before Taxes	22.82%	11.07%
Return After Taxes on Distributions	22.50%	10.90%
Return After Taxes on Distributions and Sale of Fund Shares	13.51%	8.82%
S&P BMI International Developed High Beta IndexTM (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	24.69%	11.77%
MSCI EAFE® Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	22.78%	14.76%

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Effective immediately, the table in the section titled “PowerShares S&P Emerging Markets High Beta Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2013” on page 51 is deleted and replaced with the following:

	1 Year	Since Inception (02/24/12)
Return Before Taxes	(12.71)%	(8.85)%
Return After Taxes on Distributions	(13.12)%	(9.14)%
Return After Taxes on Distributions and Sale of Fund Shares	(6.93)%	(6.58)%
S&P BMI Emerging Markets High Beta IndexTM (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	(11.43)%	(8.28)%
MSCI Emerging Markets IndexSM (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	(2.60)%	(0.72)%

Please Retain This Supplement For Future Reference.

P-PS-PRO-12 SUP-2 050814

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